Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Schedule of Interests in Other Entities

		Group
	2021	2020
	£m	£m
Joint Ventures	201	172
	201	172

Schedule of Subsidiaries With Significant Non-Controlling Interests

	2021	2020
	£m	£m
Profit attributable to non-controlling interests	—	19
Accumulated non-controlling interests of the subsidiary	—	162
Dividends paid to non-controlling interests	—	15
Summarised financial information:
Total assets	—	3,451
Total liabilities	—	3,127
Profit for the year	—	38
Total comprehensive income for the year	—	33